Interest Rate Swaps (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Interest Rate Swaps
Term of the interest rate swap agreements	3 years	3 years
Average fixed-rate interest (as a percent)	0.32%	0.32%
Notional amount	$ 324,100,000	$ 324,100,000
Interest rate swaps located in current portion of derivative liabilities	324,230	324,230	$ 0
Interest rate swaps located in non-current portion of derivative liabilities	466,902	466,902	$ 0
Not designated as hedging instrument
Interest Rate Swaps
Interest rate swaps located in current portion of derivative liabilities	35,200	35,200
Interest rate swaps located in non-current portion of derivative liabilities	50,536	50,536
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount	273,300,000	273,300,000
Interest rate swaps located in current portion of derivative liabilities	289,030	289,030
Interest rate swaps located in non-current portion of derivative liabilities	$ 416,366	$ 416,366